Parent Company Only, Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses [Abstract]
Professional services	$ 6,174	$ 6,555	$ 6,895
Total noninterest expense	97,730	97,713	93,994
Income before income taxes and subsidiaries' undistributed earnings	76,509	79,654	76,747
Income tax benefit	18,669	18,209	33,602
Net income	57,840	61,445	43,145
Change in other comprehensive income (loss)	14,770	(7,157)	4,445
Comprehensive income	72,610	54,288	47,590
TrustCo Bank Corp NY [Member]
Statements of Comprehensive Income [Abstract]
Dividends and interest from subsidiaries	28,340	24,920	24,510
Net gain on securities transactions	0	0	0
Miscellaneous income	0	0	0
Total income	28,340	24,920	24,510
Expenses [Abstract]
Operating supplies	82	122	26
Professional services	651	438	122
Miscellaneous expense	2,811	1,755	2,573
Total noninterest expense	3,544	2,315	2,721
Income before income taxes and subsidiaries' undistributed earnings	24,796	22,605	21,789
Income tax benefit	(837)	(523)	(1,171)
Income before subsidiaries' undistributed earnings	25,633	23,128	22,960
Equity in undistributed earnings of subsidiaries	32,207	38,317	20,185
Net income	57,840	61,445	43,145
Change in other comprehensive income (loss)	14,770	(7,157)	4,445
Comprehensive income	$ 72,610	$ 54,288	$ 47,590